Shareholders’ Deficit (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Shareholders’ Deficit (Details) [Line Items]
Converted basis percentage	20.00%	20.00%
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued	34,502,500	34,502,500
Ordinary shares outstanding	34,502,500	34,502,500
Shares subject to possible redemption shares	34,500,000	34,500,000
Ordinary shares, issued	2,500	2,500
Ordinary shares, outstanding	2,500	2,500
Ordinary shares, outstanding		34,502,500
Shares subject to possible redemption		34,500,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued		8,625,000
Ordinary shares, issued	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000
Ordinary shares, outstanding		8,625,000
Class A Units of Opco [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, issued		2,600
Issued and outstanding	2,600	2,600
Ordinary shares, outstanding		7,187,500
Class B Units of Opco [Member]
Shareholders’ Deficit (Details) [Line Items]
Issued and outstanding units	7,187,500		8,624,900